Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration No.: 02-34215

SCHRODER CAPITAL FUNDS (DELAWARE)

Supplement dated May 29, 2015 to
the Prospectus dated March 1, 2015, for

Schroder U.S. Opportunities Fund (the “Fund”)

The following supplements the Fund’s Prospectus (the “Prospectus”) to reflect that the Fund will be made available to purchases by investors generally.

Effective June 1, 2015, the Fund, which had been closed to new investors, will become available for purchase by investors generally.  Accordingly, references in the Prospectus to the Fund being closed to new investors are hereby deleted.

PRO-SUP-05-2015